ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts Payable	$ 6,869,941	$ 4,777,435
Accrued Liabilities	12,183,677	2,418,664
Accrued Payroll and Related Liabilities	2,009,598	1,699,253
Sales Tax and Cannabis Taxes	1,270,572	1,319,652
Total Accounts Payable and Accrued Liabilities	22,333,788	10,215,004
Accrued loyalty rewards program	$ 999,000	$ 380,000